Plan Description (Details) - EBP 003 - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Description of Plan [Line Items]
Automatic enrollment contribution rate as percentage of participant compensation	6.00%
Participant contribution, minimum as a percentage of their compensation	1.00%
Participant contribution, maximum as a percentage of their compensation	60.00%
Participant contributions, vesting percentage	100.00%
Forfeited nonvested accounts	$ 161	$ 76
Forfeitures used to reduce employer contributions	$ 0	$ 237
Initial matching contribution tier
EBP, Description of Plan [Line Items]
Employer contribution, matching percentage	100.00%
Participant compensation percentage matched	4.00%
Accelerated matching contribution tier
EBP, Description of Plan [Line Items]
Employer contribution, matching percentage	50.00%
Participant compensation percentage matched	2.00%
Minimum
EBP, Description of Plan [Line Items]
Participant catch-up contribution age	60 years
Maximum
EBP, Description of Plan [Line Items]
Participant catch-up contribution age	63 years